Average Annual Total Returns - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024
Fidelity Advisor Sustainable Multi-Asset Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	16.16%
Since Inception	(1.12%)	[1]
Fidelity Advisor Sustainable Multi-Asset Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	11.47%
Since Inception	(3.48%)	[2]
Fidelity Advisor Sustainable Multi-Asset Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.04%
Since Inception	(2.12%)	[3]
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.15%
Since Inception	(4.44%)	[4]
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.68%
Since Inception	(4.89%)	[4]
Fidelity Advisor Sustainable Multi-Asset Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.64%
Since Inception	(3.47%)	[4]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	4.81%
IXWST
Average Annual Return:
Past 1 year	17.71%
Since Inception	0.54%

[1]	D From February 10, 2022 .
[2]	B From February 10, 2022 .
[3]	C From February 10, 2022 .
[4]	A From February 10, 2022 .